Description of Organization, Business Operations, Going Concern - Additional Information (Detail) - USD ($)				2 Months Ended	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Mar. 26, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Feb. 08, 2021	Feb. 01, 2021
Proceeds from issuance initial public offering			$ 400,000,000
Proceeds from issuance of private placement	$ 11,326,880			$ 11,326,880		$ 407,339,180
Threshold percentage of stock price trigger obligation to redeem				100.00%
Number of business days after the expiry date within which the public shares shall be redeemed				24 months
Percentage of the net assets of the target company excluding the amount of any deferred underwriting commissions				80.00%
Equity method investment ownership percentage	50.00%			50.00%
Per share amount to be maintained in the trust account	$ 10.00			$ 10.00
Maturity of investment held in trust account				180 days
Interest expense, trust account				$ 100,000
Cash					$ 978,280	978,280
Assets Held-in-trust, Noncurrent					416,350,445	416,350,445
Working Capital					1,461,803	1,461,803
Gain on marketable securities (net), dividends and interest, held in Trust Account					$ 6,327	6,327
Sponsor contribution for class B and K common stock						25,000
Deferred underwriting fees payable						14,572,044
Working Capital Loans
Debt Conversion, Converted Instrument, Amount						$ 1,500,000
Debt Instrument, Convertible, Conversion Price					$ 10.00	$ 10.00
Sponser [Member]
Maximum Borrowing Capacity							$ 300,000
Proceeds from Notes Payable			$ 3,000,000
Asset Held In Trust Account [Member]
Shares issued, price per share	$ 10.00			$ 10.00
Public Stockholders [Member]
Net tangible assets				$ 5,000,001
Percentage of public shareholding eligible for redemption without prior consent				15.00%
Percentage of public shareholding eligible for redemption on non occurrence of business combination				100.00%
IPO
Shares issued, price per share			$ 10.00
Sale of stock issue price per share		$ 10
Deferred underwriting fees payable		$ 14,572,044
Sale of stock, number of shares issued in transaction		416,334,120
Private Placement
Stock Issued During Period, Value, New Issues				$ 11,326,880
Class A Common Stock
Stock Issued During Period, Shares, New Issues			41,634,412
Common stock, par or stated value per share			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Class A Common Stock | IPO
Stock Issued During Period, Shares, New Issues			40,000,000
Common stock, par or stated value per share			$ 0.0001
Shares issued, price per share			10.00
Sale of stock issue price per share			$ 10.00
Sale of stock, number of shares issued in transaction			41,634,412
Class A Common Stock | Private Placement
Stock Issued During Period, Shares, New Issues	32,688		1,100,000	1,132,688
Stock Issued During Period, Value, New Issues				$ 113
Shares issued, price per share	$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance of private placement	$ 326,880		$ 11,000,000
Class A Common Stock | Over-Allotment Option
Stock Issued During Period, Shares, New Issues		16,344,118	1,634,412
Shares issued, price per share			$ 10.00